Cover Page - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2022
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Registrant Name	Stevanato Group S.p.A.
Entity Central Index Key	0001849853
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding	302,842,536
Entity Filer Category	Large Accelerated Filer
Entity Voluntary Filers	No
Entity Shell Company	false
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Entity Interactive Data Current	Yes
Title of 12(b) Security	Ordinary shares without par value
Trading Symbol	STVN
Security Exchange Name	NYSE
Document Accounting Standard	International Financial Reporting Standards
Entity Incorporation, State or Country Code	L6
Entity File Number	001-40618
Entity Address, Address Line One	Via Molinella 17
Entity Address, Postal Zip Code	35017
Entity Address, City or Town	Piombino Dese – Padua
Entity Address, Country	IT
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Auditor Opinion [Text Block]

Opinions on the Financial Statements and Internal Control over Financial Reporting

We have audited the accompanying consolidated statements of financial position of Stevanato Group SpA and its subsidiaries (the “Company”) as of December 31, 2024 and 2023, and the related consolidated statements of income, of comprehensive income, of changes in equity and of cash flows for each of the two years in the period ended December 31, 2024, including the related notes (collectively referred to as the “consolidated financial statements”). We also have audited the Company's internal control over financial reporting as of December 31, 2024, based on criteria established in Internal Control - Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission (COSO).

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flows for each of the two years in the period ended December 31, 2024 in conformity with International Financial Reporting Standards as issued by the International Accounting Standards Board. Also in our opinion, the Company did not maintain, in all material respects, effective internal control over financial reporting as of December 31, 2024, based on criteria established in Internal Control - Integrated Framework (2013) issued by the COSO because material weaknesses in internal control over financial reporting existed as of that date related to (i) an ineffective control environment due to the lack of sufficient experience in Company personnel in operating the Company’s system of internal controls in an effective manner; (ii) ineffective designed or maintained controls over multiple financial statements accounts and disclosures, including segregation of duties controls; (iii) ineffective designed or maintained controls over the period-end financial reporting process, including manual journal entries; (iv) controls ineffectively designed or maintained for a sufficient period of time with respect to access management and program change management IT processes, in particular with regard to user access granting and periodical validation of user authorization controls to ensure appropriate segregation of duties and minimum privilege access principle and proper and timely documentation of change approval controls.

A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the annual or interim financial statements will not be prevented or detected on a timely basis. The material weaknesses referred to above are described in Management's annual report on internal control over financial reporting appearing under Item 15. We considered these material weaknesses in determining the nature, timing, and extent of audit tests applied in our audit of the 2024 consolidated financial statements, and our opinion regarding the effectiveness of the Company’s internal control over financial reporting does not affect our opinion on those consolidated financial statements.

Auditor Firm ID	30	1521
Auditor Name	PricewaterhouseCoopers SpA	EY S.p.A
Auditor Location	Treviso, Italy	Treviso, Italy
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Via Molinella 17
Entity Address, Postal Zip Code	35017
Entity Address, City or Town	Piombino Dese - Padua
Entity Address, Country	IT
Contact Personnel Name	Franco Stevanato
City Area Code	+39
Local Phone Number	049 931811